Major Commitments and Contingencies (Guarantees and Indemnifications) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Guarantee Obligations [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Indemnification Agreement [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Performance Guarantee [Member]
Guarantees and indemnifications
Maturity of guarantee instruments	between 2020 and 2022
Performance Guarantee [Member] | Committed Bilateral Letter of Credit Facilites [Member]
Guarantees and indemnifications
Outstanding letters of credit	$ 424,000,000	$ 410,000,000
Maximum potential liability under guarantees	742,000,000	707,000,000
Performance Guarantee [Member] | Uncommitted Bilateral Letter of Credit Facilities [Member]
Guarantees and indemnifications
Outstanding letters of credit	149,000,000	137,000,000
Performance Guarantee [Member] | Surety and Other Bond [Member]
Guarantees and indemnifications
Liability current carrying value	169,000,000	160,000,000
Other Employee Benefit Liabilities and Workers' Compensation [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	681,000,000	659,000,000
Other Liabilities [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	$ 61,000,000	$ 48,000,000